Note 14 - Fair Value Measurements 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Fair Value Disclosures [Text Block]

14.         Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value measurements and disclosure topic specifies a hierarchy of valuation techniques based on whether the inputs to these valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. U.S. GAAP requires that valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair Value Hierarchy

U.S. GAAP establishes a fair value hierarchy which prioritizes the valuation inputs into three broad levels. Based on the underlying inputs, each fair value measurement in its entirety is reported in one of the three levels. These levels are:

Level 1 - Valuation is based on quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date. Level 1 assets and liabilities generally include debt and equity securities that are traded in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 - Valuation is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. The valuation may be based on quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 - Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which determination of fair value requires significant management judgment or estimation.

An asset or liability's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following describes the valuation techniques used by the Company to measure certain financial assets and liabilities recorded at fair value on a recurring basis in the financial statements:

Securities Available for Sale & Equity Securities

Debt securities available for sale and equity securities are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted market prices, when available (Level 1). If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar securities for which significant assumptions are derived primarily from or corroborated by observable market data (Level 2). If the inputs used to provide the evaluation for certain securities are unobservable and/or there is little, if any, market activity then the security would fall to the lowest level of the hierarchy (Level 3).

The Company's investment portfolio is valued using fair value measurements that are considered to be Level 1 or Level 2. The Bank has contracted with a securities portfolio accounting service provider for valuation of its securities portfolio. Most security types are priced using the vendor’s internally developed pricing software, however, subscription pricing services may be used to supplement the internal pricing system. The software uses the discounted cash flow analysis based on the net present value of a security’s projected cash flow to arrive at fair market value. Generally, the methodology involves market quotes, current yields, proprietary models, as well as extensive quality control programs. Valuations for direct obligations of the U.S. Treasury, exchange listed stock and preferred stock are obtained from on-line real-time databases.

The vendor utilizes proprietary valuation matrices for valuing all municipal securities. The initial curves for determining the price, movement, and yield relationships within the municipal matrices are derived from industry benchmark curves or sourced from a municipal trading desk. The securities are further broken down according to issuer, credit support, state of issuance and rating to incorporate additional spreads to the industry benchmark curves.

The following table presents the balances of financial assets measured at fair value on a recurring basis(in thousands):

September 30, 2024	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Debt securities available-for-sale:
U.S. Treasury	$2,239	$2,239	$-	$-
U.S. government agencies	24,412	-	24,412	-
Taxable state and municipal	6,229	-	6,229	-
Tax-exempt state and municipal	52,728	-	52,728	-
U.S. government sponsored enterprise mortgage-backed	27,693	-	27,693	-
Corporate	4,840	-	4,840	-

Total Debt Securities Available-for-Sale	$118,141	$2,239	$115,902	$-

Marketable equity securities	$210	$210	$-	$-

December 31, 2023	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Debt securities available-for-sale:
U.S. Treasury	$3,441	$3,441	$-	$-
U.S. government agencies	22,112	-	22,112	-
Taxable state and municipal	7,188	-	7,188	-
Tax-exempt state and municipal	56,168	-	56,168	-
U.S. government sponsored enterprise mortgage-backed	24,819	-	24,819	-
Corporate	4,711	-	4,711	-

Total Debt Securities Available-for-Sale	$118,439	$3,441	$114,998	$-

Marketable equity	$322	$322	$-	$-

Assets Measured at Fair Value on a Non-recurring Basis

Certain assets are measured at fair value on a nonrecurring basis in accordance with generally accepted accounting principles. Adjustments to the fair value of these assets usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.

Loans Held for Sale

Loans held for sale are carried at the lower of cost or fair value. These loans currently consist of 1-4 family residential loans originated for sale in the secondary market. Fair value is based on the price secondary markets are currently offering for similar loans using observable market data which is not materially different than cost due to the short duration between origination and sale (Level 2). As such, the Company records any fair value adjustments on a nonrecurring basis. No nonrecurring fair value adjustments were recorded on loans held for sale at September 30, 2024 or December 31, 2023.

Collateral Dependent Loans with an ACL

In accordance with ASC 326, we may determine that an individual loan exhibits unique risk characteristics which differentiate it from other loans within our loan pools. In such cases, the loans are evaluated for expected credit losses on an individual basis and excluded from the collective evaluation. Specific allocations of the ACL are determined by analyzing the borrower's ability to repay amounts owed, collateral deficiencies, the relative risk grade of the loan and economic conditions affecting the borrower's industry, among other things. A loan is considered to be collateral dependent when, based upon management's assessment, the borrower is experiencing financial difficulty and repayment is expected to be provided substantially through the operation or sale of the collateral. In such cases, expected credit losses are based on the fair value of the collateral at the measurement date, adjusted for estimated selling costs if satisfaction of the loan depends on the sale of the collateral. We reevaluate the fair value of collateral supporting collateral dependent loans on a quarterly basis. The fair value of real estate collateral supporting collateral dependent loans is evaluated by appraisal services using a methodology that is consistent with the Uniform Standards of Professional Appraisal Practice. The Bank held no collateral dependent loans with an allowance at September 30, 2024.

Other Real Estate Owned

Other real estate owned (OREO) is measured at fair value less costs to sell. Valuation of OREO is determined using current appraisals from independent parties, a Level 2 input. If current appraisals cannot be obtained, or if declines in value are identified after a recent appraisal is received, appraisal values may be discounted, resulting in a Level 3 estimate. If the Company markets the property with a realtor, estimated selling costs reduce the fair value, resulting in a valuation based on Level 3 inputs. Fair value adjustments are recorded in the period incurred and expensed against current earnings. The Bank held no OREO at September 30, 2024.

The following table presents the Company's assets that were measured at fair value on a nonrecurring basis as of December 31, 2023 (dollars in thousands).

December 31, 2023	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Collateral Dependent, net	$208	$-	$208	$-

OREO	$56	$-	$-	$56

For financial assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2023 are as follows (in thousands):

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were utilized to determine fair value at December 31, 2023 (in thousands):

December 31, 2023	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)

Collateral Dependent, net	$208	Appraisal of collateral	Appraisal adjustments	20%	(20)%
			Liquidation expenses	10%	(10)%
OREO	$56	Appraisal of collateral	Appraisal adjustments	49%	(49)%

The Company had no financial liabilities measured at fair value on a nonrecurring basis as of September 30, 2024 and December 31, 2023.

The following information should not be interpreted as an estimate of the fair value of the entire Company since the fair value calculation is only provided for a limited portion of the Company's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of the Company's financial instruments carried at fair value at September 30, 2024 and December 31, 2023.

The estimated fair values (in thousands) of the Company's financial instruments were as follows at September 30, 2024 and December 31, 2023:

September 30, 2024	Carrying Value	Fair Value	Level 1	Level 2	Level 3

Financial assets:
Cash and cash equivalents	$22,849	$22,849	$22,849	$-	$-
Interest-bearing time deposits	12,846	12,905	-	12,905	-
Debt securities available-for-sale	118,141	118,141	2,239	115,902	-
Marketable equity securities	210	210	210	-	-
Restricted investments in bank stock	1,255	1,255	-	1,255	-
Net loans	406,737	394,874	-	-	394,874
Loans held-for-sale	113	113	-	113	-
Accrued interest receivable	1,813	1,813	-	1,813	-
Bank owned life insurance	12,900	12,900	-	12,900	-

Financial liabilities:
Deposits	496,540	495,670	-	495,670	-
Repurchase agreements	1,080	1,080	-	1,080	-
FHLB advances	16,500	16,428	-	16,428	-
Federal Reserve Bank borrowings	9,500	9,500	-	9,500	-
Accrued interest payable	1,965	1,965	-	1,965	-

December 31, 2023	Carrying Value	Fair Value	Level 1	Level 2	Level 3

Financial assets:
Cash and cash equivalents	$12,206	$12,206	$12,206	$-	$-
Interest-bearing time deposits	18,285	18,043	-	18,043	-
Debt securities available-for-sale	118,439	118,439	3,441	114,998	-
Marketable equity securities	322	322	322	-	-
Restricted investments in bank stock	1,085	1,085	-	1,085	-
Net loans	384,063	362,724	-	-	362,724
Accrued interest receivable	1,603	1,603	-	1,603	-
Bank owned life insurance	12,708	12,708	-	12,708	-

Financial liabilities:
Deposits	472,737	471,334	-	471,334	-
Repurchase agreements	1,231	1,231	-	1,231	-
Federal Funds purchased	435	435	-	435	-
FHLB advances	15,700	15,383	-	15,383	-
Federal Reserve Bank borrowings	9,500	9,500	-	9,500	-
Accrued interest payable	1,374	1,374	-	1,374	-

15.         Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value measurements and disclosure topic specifies a hierarchy of valuation techniques based on whether the inputs to these valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. U.S. GAAP requires that valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs.

Fair Value Hierarchy

U.S. GAAP establishes a fair value hierarchy which prioritizes the valuation inputs into three broad levels. Based on the underlying inputs, each fair value measurement in its entirety is reported in one of the three levels. These levels are:

Level 1 - Valuation is based on quoted prices in active markets for identical assets and liabilities that the reporting entity has the ability to access at the measurement date. Level 1 assets and liabilities generally include debt and equity securities that are traded in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 - Valuation is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. The valuation may be based on quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3 - Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which determination of fair value requires significant management judgment or estimation.

An asset or liability's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following describes the valuation techniques used by the Company to measure certain financial assets and liabilities recorded at fair value on a recurring basis in the financial statements:

Securities Available for Sale & Equity Securities

Debt securities available for sale and equity securities are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted market prices, when available (Level 1). If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar securities for which significant assumptions are derived primarily from or corroborated by observable market data (Level 2). If the inputs used to provide the evaluation for certain securities are unobservable and/or there is little, if any, market activity then the security would fall to the lowest level of the hierarchy (Level 3).

The Company's investment portfolio is valued using fair value measurements that are considered to be Level 1 or Level 2. The Bank has contracted with a securities portfolio accounting service provider for valuation of its securities portfolio. Most security types are priced using the vendor’s internally developed pricing software, however, subscription pricing services may be used to supplement the internal pricing system. The software uses the discounted cash flow analysis based on the net present value of a security’s projected cash flow to arrive at fair market value. Generally, the methodology involves market quotes, current yields, proprietary models, as well as extensive quality control programs. Valuations for direct obligations of the U.S. Treasury, exchange listed stock and preferred stock are obtained from on-line real-time databases.

The vendor utilizes proprietary valuation matrices for valuing all municipal securities. The initial curves for determining the price, movement, and yield relationships within the municipal matrices are derived from industry benchmark curves or sourced from a municipal trading desk. The securities are further broken down according to issuer, credit support, state of issuance and rating to incorporate additional spreads to the industry benchmark curves.

The following table presents the balances of financial assets measured at fair value on a recurring basis(in thousands):

December 31, 2023	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Debt securities available-for-sale:
U.S. Treasury	$3,441	$3,441	$-	$-
U.S. government agencies	22,112	-	22,112	-
Taxable state and municipal	7,188	-	7,188	-
Tax-exempt state and municipal	56,168	-	56,168	-
U.S. government sponsored enterprise mortgage-backed	24,819	-	24,819	-
Corporate	4,711	-	4,711	-

Total Debt Securities Available-for-Sale	$118,439	$3,441	$114,998	$-

Marketable equity securities	$322	$322	$-	$-

December 31, 2022	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Debt securities available-for-sale:
U.S. Treasury	$9,987	$9,987	$-	$-
U.S. government agencies	34,007	-	34,007	-
Taxable state and municipal	8,717	-	8,717	-
Tax-exempt state and municipal	57,115	-	57,115	-
U.S. government sponsored enterprise mortgage-backed	11,284	-	11,284	-
Corporate	5,627	-	5,627	-

Total Debt Securities Available-for-Sale	$126,737	$9,987	$116,750	$-

Marketable equity	$400	$400	$-	$-

Assets Measured at Fair Value on a Non-recurring Basis

Certain assets are measured at fair value on a nonrecurring basis in accordance with generally accepted accounting principles. Adjustments to the fair value of these assets usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.

Collateral Dependent Loans with an ACL

In accordance with ASC 326, we may determine that an individual loan exhibits unique risk characteristics which differentiate it from other loans within our loan pools. In such cases, the loans are evaluated for expected credit losses on an individual basis and excluded from the collective evaluation. Specific allocations of the ACL are determined by analyzing the borrower's ability to repay amounts owed, collateral deficiencies, the relative risk grade of the loan and economic conditions affecting the borrower's industry, among other things. A loan is considered to be collateral dependent when, based upon management's assessment, the borrower is experiencing financial difficulty and repayment is expected to be provided substantially through the operation or sale of the collateral. In such cases, expected credit losses are based on the fair value of the collateral at the measurement date, adjusted for estimated selling costs if satisfaction of the loan depends on the sale of the collateral. We reevaluate the fair value of collateral supporting collateral dependent loans on a quarterly basis. The fair value of real estate collateral supporting collateral dependent loans is evaluated by appraisal services using a methodology that is consistent with the Uniform Standards of Professional Appraisal Practice.

Other Real Estate Owned

Other real estate owned (OREO) is measured at fair value less costs to sell. Valuation of OREO is determined using current appraisals from independent parties, a Level 2 input. If current appraisals cannot be obtained, or if declines in value are identified after a recent appraisal is received, appraisal values may be discounted, resulting in a Level 3 estimate. If the Company markets the property with a realtor, estimated selling costs reduce the fair value, resulting in a valuation based on Level 3 inputs. Fair value adjustments are recorded in the period incurred and expensed against current earnings. The Bank held no OREO at December 31, 2022.

The following table presents the Company's assets that were measured at fair value on a nonrecurring basis as of December 31, 2023 (dollars in thousands).

December 31, 2023	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Collateral Dependent, net	$208	$-	$208	$-

OREO	$56	$-	$-	$56

For financial assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used at December 31, 2022 are as follows (in thousands):

December 31, 2022	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans, net	$754	$-	$-	$754

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were utilized to determine fair value at December 31, 2023 and 2022 (in thousands):

December 31, 2023	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)

Collateral Dependent, net	$208	Appraisal of collateral	Appraisal adjustments	20%	(20)%
			Liquidation expenses	10%	(10)%
OREO	$56	Appraisal of collateral	Appraisal adjustments	49%	(49)%

December 31, 2022	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)

Impaired loans, net	$754	Appraisal of collateral	Appraisal adjustments	30 - 80%	(68)%
			Liquidation expenses	0 - 10%	(6)%

The Company had no financial liabilities measured at fair value on a nonrecurring basis as of December 31, 2023 or 2022.

The following information should not be interpreted as an estimate of the fair value of the entire Company since the fair value calculation is only provided for a limited portion of the Company's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful. The following methods and assumptions were used to estimate the fair values of the Company's financial instruments carried at fair value at December 31, 2023 and 2022.

The estimated fair values (in thousands) of the Company's financial instruments were as follows at December 31, 2023 and 2022.

December 31, 2023	Carrying Value	Fair Value	Level 1	Level 2	Level 3

Financial assets:
Cash and cash equivalents	$12,206	$12,206	$12,206	$-	$-
Interest-bearing time deposits	18,285	18,043	-	18,043	-
Debt securities available-for-sale	118,439	118,439	3,441	114,998	-
Marketable equity securities	322	322	322	-	-
Restricted investments in bank stock	1,085	1,085	-	1,085	-
Net loans	384,063	362,724	-	-	362,724
Accrued interest receivable	1,603	1,603	-	1,603	-
Bank owned life insurance	12,708	12,708	-	12,708	-

Financial liabilities:
Deposits	472,737	471,334	-	471,334	-
Repurchase agreements	1,231	1,231	-	1,231	-
Federal funds purchased	435	435	-	435	-
FHLB advances	15,700	15,383	-	15,383	-
Federal Reserve Bank borrowings	9,500	9,500	-	9,500	-
Accrued interest payable	1,374	1,374	-	1,374	-

Off-balance sheet financial instruments:
Commitments to extend credit and letters of credit	-	-	-	-	-

December 31, 2022	Carrying Value	Fair Value	Level 1	Level 2	Level 3

Financial assets:
Cash and cash equivalents	$10,540	$10,540	$10,540	$-	$-
Interest-bearing time deposits	18,525	17,942	-	17,942	-
Debt securities available-for-sale	126,737	126,737	9,987	116,750	-
Marketable equity securities	400	400	400	-	-
Restricted investments in bank stock	1,803	1,803	-	1,803	-
Net loans	364,808	348,496	-	-	348,496
Accrued interest receivable	1,369	1,369	-	1,369	-
Bank owned life insurance	11,363	11,363	-	11,363	-

Financial liabilities:
Deposits	460,801	460,286	-	460,286	-
Repurchase agreements	1,694	1,694	-	1,694	-
FHLB advances	31,646	31,099	-	31,099	-
Accrued interest payable	294	294	-	294	-

Off-balance sheet financial instruments:
Commitments to extend credit and letters of credit	-	-	-	-	-